ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Retention balance, current	$ 170	$ 200
Construction services
Disclosure of financial assets [line items]
Retention balance, current	$ 120	$ 120